COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Aug. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Jan. 25, 2023	Dec. 31, 2022	Jun. 30, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Operating Lease, Expense		$ 11,250	$ 11,250
Operating Lease, Right-of-Use Asset		49,065				$ 58,914
Operating Lease, Liability, Current		31,561				41,618
Operating Lease, Liability, Noncurrent		14,723				14,723
Minimum future royalty payments		0				0
Other Income		35	$ 0
Royalty advance		$ 0				$ 0
CAR T License [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Initial license fee	$ 75,000
Annual maintenance fee description	annual maintenance fees ranging between $15,000 and $25,000
Milestone payable					$ 716,714
Pharmaceutical Marketing Partner [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Deferred Revenue							$ 1,000,000
Other Income				$ 1,000,000